Note 25 Net defined benefit liability asset on the consolidated balance sheet (Details) - EUR (€) € in Millions		Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Defined benefit liabilities or assets on the consolidated balance sheet [Line Items]
Pension commitments		€ 3,759	€ 3,849	€ 3,661
Early retirement commitments		271	412	606
Medical benefits commitments		1,269	1,728	1,448
Other long term employee benefits	[1]	384	435	466
Pension plan assets		1,584	1,675	1,608
Medical benefit plan assets		1,367	1,744	1,476
Plan assets, at fair value	[2]	2,951	3,419	3,084
Total net defined benefit liability assets		2,732	3,006	3,097
Of which net defined net assets on the consolidated balance sheet	[3]	0	0	(1)
Provisions for employee benefits	[4]	2,348	2,571	2,632
Other long term employees benefits		€ 384	€ 435	€ 466

[1]	(1) It included commitments undertaken under the collective layoff procedure that was carried out at Banco Bilbao Vizcaya Argentaria, S.A. in 2021.
[2]
(1) In Turkey, the foundation responsible for managing the benefit commitments holds an additional asset of €123 million as of December 31, 2024 which, in accordance with IFRS regarding the asset ceiling, has not been recognized in the Consolidated Financial Statements, because although it could be used to reduce future pension contributions it could not be immediately refunded to the employer. As of December 31, 2023 and 2022, this amount amounted to €153 and €188 million respectively.

[3]	(2) Recorded under the heading “Other Assets - Other” of the consolidated balance sheet (see Note 20).
[4]	(3) Recorded under the heading “Provisions - Provisions for pensions and similar obligations” of the consolidated balance sheet.